NOTES PAYABLE (Details Narrative) (USD $)	4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	5 Months Ended			6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Aug. 31, 2011 Continental Resources Group	Jul. 22, 2011 Continental Resources Group	Feb. 28, 2011 Notes Payable	Dec. 31, 2011 Notes Payable	Mar. 31, 2012 Notes Payable	Nov. 29, 2011 Notes Payable	Jun. 30, 2012 Notes Payable Related Party	Dec. 31, 2011 Notes Payable Related Party	Feb. 28, 2011 Notes Payable Related Party
Debt											$ 500,000		$ 561,750	$ 561,750	$ 4,500,000
Interest Rate								12.00%			5.00%				6.00%
Extension of Credit Description															As consideration for the extension of credit pursuant to the Credit Facility Agreement, the Borrowers are obligated to pay a fee equal to 15% of the initial loan commitment of $4.5 million of which Sheldon Finkel, shall receive a pro-rata portion (1/3).
Shares Series A Preferred Stock issued									2,250,000
Fair value of shares issued, per share									$ 1.20
Fair value of shares issued, value									2,700,000
Less: debt discount														(50,918)	1,800,000
Deferred Financing Cost			900,000			900,000			900,000
Deferred Financing Cost, Shares									750,000
Payments on notes payable	(1,866,722)	(1,539,771)		(3,406,493)	(298,935)	(4,076,722)	50,000			(3,326,500)
Notes converted to Units, balance of note												611,750
Notes converted to units, units												1,529,375
Notes converted to units, per unit price												$ 0.40
Accrued Interest													126,416	109,493
Interest Expense													101,836
Note Payable								$ (50,000)